Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Available-for-sale, amortized cost | $	$ 1,995,050	$ 2,209,078
Held-to-maturity, fair value | $	$ 2,976,709	$ 3,197,508
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	47,529,045	50,277,466
Common shares, outstanding (in shares)	47,529,045	50,277,466
Treasury common shares, at cost (in shares)	619,212	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000